UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3868
                                   ---------------------------------------------

                           BDI INVESTMENT CORPORATION
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

990 HIGHLAND DRIVE, SUITE 100, SOLANA BEACH, CALIFORNIA                 92075
--------------------------------------------------------------------------------
       (Address of principal executive offices)                       (Zip code)

                             ALLEN B. LEVITHAN, ESQ.
                            C/O LOWENSTEIN SANDLER PC
                              65 LIVINGSTON AVENUE
                           ROSELAND, NEW JERSEY 07068
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code (858) 794-6300
                                                   -----------------------------

Date of fiscal year end: JULY 2, 2005*
                         -------------------------------------------------------

Date of reporting period: DECEMBER 31, 2004*
                          ------------------------------------------------------

* BDI Investment Corporation's fiscal year ends on the Saturday nearest the end of June.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

                           BDI INVESTMENT CORPORATION

                                   -----------

                            For the Six Months Ending

                                December 31, 2004

                           BDI INVESTMENT CORPORATION

                                    CONTENTS

                                                                         Page
                                                                       Reference

Statement of Assets and Liabilities for the
   Six Months Ended December 31, 2004
   and Fiscal Year Ended July 3, 2004.                                     2

Statement of Operations for the Six
   Months Ended December 31, 2004
   and December 31, 2003.                                                  3

Statement of Changes in Net Assets for the
     Six Months Ended December 31, 2004
     and December 31, 2003.                                                4

Notes to Financial Statements                                            5 - 6

Schedule of Securities                                                  7 - 13

Supplementary Information                                                 14

Corporate Data                                                            15

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Unaudited)

                                                              Six Months     Twelve Months
                                                                 Ended           Ended
                                                              December 31,      July 3,
                                                                  2004           2004
ASSETS:

     Investments in Securities at Market
        Value (Note B) (Cost of $13,631,000)                   $14,065,000     $13,969,000
     Cash and Cash Equivalents                                      35,000         221,000
     Interest Receivable                                           237,000         209,000
     Prepaid Expenses                                                1,000               0
                                                              ------------    ------------
                                       Total Assets:           $14,338,000     $14,399,000
LIABILITIES:

     Accounts Payable                                                6,000          12,000
     Dividend Payable                                                2,000         423,000
     Payable to Broker                                                   0         107,000
                                                              ------------    ------------
                                       Total Liabilities:           $8,000        $542,000
                                                              ------------    ------------
                                       Net Assets:             $14,330,000     $13,857,000
                                                              ============    ============
NET ASSETS:

     Preferred Stock, Without Par Value:                                $0              $0
       Authorized, 500,000 Shares Issued None
     Common Stock, Par Value $.10 Per Share
       Authorized, 4,500,000 Shares
       Issued, 1,425,151                                          $143,000        $143,000
     Additional Paid-In Capital                                  3,673,000       3,673,000
     Retained Earnings                                          10,536,000      10,063,000
     Less-Treasury Stock at Cost, 3,600 Shares                     (22,000)        (22,000)
                                                              ------------    ------------
                                       Net Assets:             $14,330,000     $13,857,000
                                                              ============    ============
     Net Assets per Common Share Outstanding:                       $10.08           $9.75
                                                              ============    ============

                        See Notes To Financial Statements

                           BDI INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                                   (Unaudited)

                                                          Six Months Ended
                                                      -------------------------
                                                      December 31   December 31
                                                         2004          2003

INVESTMENT INCOME:  (Note B)
     Interest                                            $317,000      $354,000
     Tax-Exempt Dividends                                   1,000         1,000
                                                      -----------   -----------
                                                         $318,000      $355,000

EXPENSES:
     Accounting and Bookkeeping                            21,000        22,000
     Directors' Fees                                        1,000         1,000
     Other Operating                                       13,000         9,000
                                                      -----------   -----------
                                                           35,000        32,000
                                                      -----------   -----------
                           Net Investment Income         $283,000      $323,000
                                                      -----------   -----------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

     Proceeds from Sales
       and redemptions                                    669,000     3,219,000
     Cost of Investments Sold
       and Redeemed                                       662,000     3,149,000
                                                      -----------   -----------
     Net Realized Gain/(Loss)                               7,000        70,000
     Net Unrealized Gain/(Loss)                           183,000      (194,000)
                                                      -----------   -----------

     Net Realized and Unrealized
       Gain/(Loss) on Investments                         190,000      (124,000)
                                                      -----------   -----------
NET REALIZED AND UNREALIZED GAIN                         $473,000      $199,000
                                                      ===========   ===========

                        See Note to Financial Statements

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                              Six Months Ended  Six Months Ended
                                              ----------------  ----------------
                                                 December 31       December 31
                                                    2004              2003

FROM INVESTMENT ACTIVITIES
   Net Investment Income                            $283,000          $323,000
   Net Realized Gain/(Loss)
     on Investments                                    7,000            70,000
   Net Unrealized Gain/(Loss) on
     Investments                                     183,000          (194,000)
                                                ------------      ------------

   Increase in Net Assets Derived
     from Investment Activities                      473,000           199,000

      From Distributions to Shareholders:

   One bi-annual dividend of $.20 and one
     extraordinary dividend of $.0242 per
     share on 1,421,551 Shares Outstanding                 0          (319,000)
                                                ------------      ------------

NET INCREASE/(DECREASE) IN ASSETS                    473,000          (120,000)

NET ASSETS:
   Beginning of Period
     (including undistributed net
      investment income)                          13,857,000        14,356,000
                                                ------------      ------------
   End of Period                                  14,330,000        14,236,000
                                                ============      ============

                  See Note to Financial Statements

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2004

A. Consolidated Financial Statement:

      The statement of assets and liabilities including the schedule of tax-exempt securities as of December 31, 2004, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 2004, have been by the Company, without audit. In the opinion of management, all adjustments (which include prepared only normal reoccurring adjustments) necessary to present fairly the financial position at December 31, 2004 and all periods presented have been made.

B. General:

      On January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

C. Summary of Significant Accounting Policies:

      Investments:

      The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

      Income Recognition:

      Security transactions are recorded on the trade date. Interest income is accrued and recorded based upon settlement dates.

      Taxes:

      The Company has qualified as a Regulated Investment Company under certain pro- visions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such Income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2004

      Distributions:

      It is the Company's policy to record distributions to shareholders as of the date they are declared by the Board of Directors.

      Fiscal Year:

      The Company's fiscal year ends on the Saturday nearest the end of June.

D. Directors' Fees:

      The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company.

E. Purchases and Sales of Securities:

      For the six months ending December 31, 2004, the aggregate cost of tax-exempt bond purchases were $588,000 and the aggregate proceeds from sales or redemptions of tax- exempt bonds were $669,000.

F. Income Taxes:

      For the six months ending December 31, 2003, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2004

                                                                         MARKET
   PAR VALUE        ISSUER                                 COST           VALUE

  $   200,000       Alhambra City Elem              $   200,000     $   223,000
                    5.250%, 9/1/12

      250,000       Alvord Uni Sch Dist                 287,000         299,000
                    5.900%, 2/1/16

       15,000       Banning, California                  14,000          15,000
                    7.000%, 3/1/20

      100,000       Bay Area Toll Authority             112,000         108,000
                    5.125%, 4/1/15

       40,000       Berkeley Unified School Dist         40,000          43,000
                    5.000%, 8/1/17

      450,000       Big Bear Lake Water                 513,000         515,000
                    6.000%, 4/1/11

      275,000       Cabrillo Cmnty College              306,000         323,000
                    5.750%, 8/1/13

      200,000       CA Health Facs Fing                 207,000         217,000
                    5.000%, 2/1/11

      100,000       CA Health, Stanford                  99,000         109,000
                    5.000%, 11/15/13

      250,000       CA Health, Stanford Hosp            272,000         267,000
                    5.000%, 11/15/15

       50,000       CA State Dept of Water               52,000          51,000
                    5.500%, 5/1/05

      600,000       CA State Econ Recvry                632,000         657,000
                    5.000%, 7/1/15

      150,000       CA State GO's                       164,000         169,000
                    5.250%, 10/1/15

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2004

                                                                         MARKET
   PAR VALUE        ISSUER                                 COST           VALUE

  $   250,000       CA State GO's                   $   275,000     $   277,000
                    5.250%, 2/1/15

      100,000       CA State Pub Works                   99,000         103,000
                    4.700%, 10/1/14

      125,000       CA State Pub Works                  123,000         135,000
                    5.000%, 10/1/10

       60,000       CA State Pub Works                   61,000          66,000
                    5.250%, 1/1/13

      225,000       CA State Pub Works                  246,000         253,000
                    5.250%, 4/1/13

       75,000       CA State Pub Works                   85,000          83,000
                    5.500%,10/1/09

      210,000       CA State Pub Works                  225,000         238,000
                    5.500%,6/1/14

      100,000       CA State Pub Works                  105,000         111,000
                    5.500%,6/1/15

      150,000       CA State Pub Works                  149,000         156,000
                    5.600%, 4/1/06

      100,000       Calif Stwd CDA Rev                  115,000         116,000
                    5.500%, 10/1/14

      425,000       Calif Stwd San Gabriel              417,000         457,000
                    5.375%, 9/1/07

       65,000       Carlsbad Ca Impt Bd                  65,000          67,000
                    5.450%, 9/2/10

       60,000       Carlsbad Ca Impt Bd                  60,000          62,000
                    5.350%, 9/2/09

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2004

                                                                         MARKET
   PAR VALUE        ISSUER                                 COST           VALUE

  $    50,000       Central Coast Water               55,000.00       53,000.00
                    5.150%, 10/1/09

      200,000       Chaffey Uni High Sch                227,000         227,000
                    5.500%, 8/1/13

       25,000       Cucamonga Water                      28,000          27,000
                    5.000%, 9/1/13

      275,000       Duluth MN GO                        285,000         282,000
                    4.750%, 2/1/08

       25,000       East Bay MUD's                       28,000          28,000
                    5.250%, 6/1/13

       30,000       El Monte CTFS                        31,000          32,000
                    5.000%, 9/1/12

      240,000       El Monte Water Auth                 240,000         269,000
                    5.200%, 9/1/12

      340,000       Emeryville Public Fing              337,000         354,000
                    5.700%, 9/1/07

       75,000       Escondido MF Hsg                     77,000          77,000
                    5.400%, 7/1/07

      200,000       Fremont UHSD                        219,000         222,000
                    5.250%, 9/1/13

      500,000       Fresno Uni Sch Dist                 594,000         610,000
                    6.400%, 8/1/16

       40,000       Grant Uni High School                45,000          45,000
                    5.250%, 8/1/15

      235,000       Horicon Elem Sch Dist               259,000         250,000
                    5.900%, 8/1/12

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2004

                                                                         MARKET
   PAR VALUE        ISSUER                                 COST           VALUE

  $    90,000       Industry Urban Dev              $   100,000     $    96,000
                    5.375%, 5/1/12

      175,000       Inyo County COP                     175,000         191,000
                    5.000%, 2/1/11

       25,000       Jurupa Cmnty Svcs                    27,000          27,000
                    4.700%,9/1/14

      275,000       Los Angeles USD                     294,000         301,000
                    5.000%,7/1/15

      250,000       Los Gatos USD                       268,000         271,000
                    5.000%, 8/1/14

      230,000       Lynwood Lease Rev                   247,000         247,000
                    6.000%, 9/1/12

       50,000       Marin Cnty CTFS                      51,000          50,000
                    7.000%, 8/1/08

      100,000       Metro Water Dist                    111,000         108,000
                    5.000%, 7/1/10

       65,000       Midpeninsula Reg                     65,000          66,000
                    6.950%, 9/1/08

       10,000       Montclair, CA Redv Agy Res           10,000          12,000
                    7.750%, 10/1/11

      100,000       Montebello Cmnty Redev               99,000         107,000
                    5.150%, 9/1/12

      100,000       Montebello Uni Sch Dist             107,000         111,000
                    5.000%, 8/1/14

       25,000       Mountain View Shoreline              28,000          28,000
                    5.250%, 8/1/12

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2004

                                                                         MARKET
   PAR VALUE        ISSUER                                 COST           VALUE

  $   250,000       Napa Valley USD                 $   274,000     $   273,000
                    5.000%, 8/1/16

      250,000       Natomas USD                         289,000         296,000
                    5.800%, 9/1/14

      250,000       No Orange County                    271,000         275,000
                    5.000%, 8/1/16

      100,000       Oakland GO's                        112,000         110,000
                    5.200%, 9/1/15

      200,000       Oakland Uni Sch Dist                220,000         229,000
                    5.750%, 8/1/15

      145,000       Orange County Recvry                157,000         155,000
                    5.700%, 7/1/10

       45,000       Palmdale, CA SFMR                    43,000          51,000
                    7.000%, 9/1/11

       75,000       Pleasant Valley Schl                 83,000          86,000
                    5.350%, 2/1/15

      120,000       Pomona Gen Fd Lease                 119,000         130,000
                    5.500%, 8/1/11

      135,000       Puerto Rico HFC                     140,000         135,000
                    7.500%, 4/1/22

      105,000       Rossmoor Cmnty Svs                  106,000         107,000
                    5.800%, 9/2/05

      420,000       Sacramento Elec Rev                 424,000         454,000
                    5.250%, 5/1/13

       55,000       Sacramento Elec Rev                  61,000          60,000
                    5.250%, 8/1/15

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2004

                                                                         MARKET
   PAR VALUE        ISSUER                                 COST           VALUE

  $    50,000       Sacramento New Pub Hsg          $    52,000     $    53,000
                    6.000%, 12/1/07

      100,000       San Diego-Burnham Inst              100,000         100,000
                    5.150%, 9/1/06

      200,000       San Diego-Horton Plaza              199,000         216,000
                    5.550%, 11/1/15

       25,000       San Diego Uni Sch Dist               24,000          24,000
                    0.000%, 7/1/06

       75,000       San Diego Uni Sch Dist               67,000          68,000
                    0.000%, 7/1/08

      115,000       San Diego Water                     122,000         125,000
                    5.000%, 8/1/15

       50,000       San Francisco GO's                   55,000          55,000
                    5.500%, 7/1/15

       50,000       San Francisco Pub Hsg                50,000          54,000
                    5.125%, 8/1/10

      200,000       San Jose Libr & Parks               218,000         216,000
                    5.000%, 9/1/16

      125,000       Sanger Uni Sch Dist                 131,000         143,000
                    5.350%, 8/1/15

      200,000       Santa Clara Vly Water               216,000         219,000
                    5.000%, 2/1/10

      200,000       Santa Clara Redev Agy               197,000         218,000
                    5.250%, 6/1/13

       65,000       Sonoma, CA Cmnty Redev               64,000          65,000
                    7.900%, 8/1/14

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2004

   PAR VALUE        ISSUER                                 COST           VALUE

  $   250,000       Stockton COP                    $   248,000     $   275,000
                    5.600%, 8/1/14

      260,000       Vallejo CA Uni Sch Dist             302,000         303,000
                    5.600%, 8/1/15

       50,000       Whittier Uni High Sch                56,000          55,000
                    5.125%, 8/1/11

      310,000       Will County Illinois                301,000         304,000
                    0.000%, 12/1/05

-------------                                     -------------   -------------
  $12,830,000                                       $13,631,000     $14,065,000
=============                                     =============   =============

                           BDI INVESTMENT CORPORATION
                            SUPPLEMENTARY INFORMATION

             SIX MONTHS ENDED DECEMBER 31, 2004, DECEMBER 31, 2003, DECEMBER 31, 2002, DECEMBER 31, 2001 AND DECEMBER 31, 2000

              Selected date for each share of common stock follows:

                                         2004         2003          2002          2001          2000
Investment Income                         $0.22         0.25          0.26          0.27          0.28

Expenses                                   0.02         0.02          0.02          0.02          0.02
                                      ---------    ---------     ---------     ---------     ---------
       Net Investment Income               0.20         0.23          0.24          0.25          0.26

Dividends from net investment
   income                                  0.00        (0.22)        (0.23)        (0.19)        (0.24)
                                      ---------    ---------     ---------     ---------     ---------
Distributions in excess of net
   investment income                       0.20         0.01          0.01          0.06          0.02

Net realized gain (loss) and
   increase/(decrease) in
   unrealized appreciation                 0.13        (0.10)         0.03          0.03          0.27
                                      ---------    ---------     ---------     ---------     ---------
Net increase (decrease) in
   net asset value                         0.33        (0.09)         0.04          0.09          0.29
                                      ---------    ---------     ---------     ---------     ---------
Net asset value:
   Beginning of period                     9.75        10.10         10.02          9.94          9.65
                                      ---------    ---------     ---------     ---------     ---------
End of period                             10.08        10.01         10.06         10.03          9.94
                                      =========    =========     =========     =========     =========
Ratio of expense to average
   net assests                             0.25%        0.22%         0.22%         0.22%         0.22%
                                      =========    =========     =========     =========     =========
Ratio of net investment
   income to average net assets            1.99%        2.25%         2.38%         2.44%         2.60%
                                      =========    =========     =========     =========     =========
Ratio of total investment
   operating expenses to total
   investment income                      11.01%        9.01%         8.31%         8.42%         7.89%
                                      =========    =========     =========     =========     =========
Market price at end of period               *            *             *             *             *
Portfolio Turnover                         4.20%       22.02%         5.69%         1.36%         3.77%
                                      =========    =========     =========     =========     =========
Number of shares outstanding at the
   end of each period                                            1,421,551
                                                                 =========

* Due to the limited market that currently exists for the Company's common stock, there is no established market price.

                           BDI INVESTMENT CORPORATION
                                 CORPORATE DATA

          Arthur Brody                   Chairman of the Board of Directors,
                                         Chief Executive Officer and President

          Teresa Whorton                 Treasurer

          Edward Kane                    Director

          Ronald Simon                   Director

          Donald Brody                   Secretary

          COUNSEL:                       Lowenstein Sandler, PC

          AUDITORS:                      Lavine, Lofgren, Morris and
                                         Engelberg

          TRANSFER AGENT:                Registrar & Transfer Co.

          CUSTODIAN:                     Morgan Stanley

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable at this time.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant's principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) NOT APPLICABLE.

(a)(2) CERTIFICATIONS REQUIRED BY ITEM 10(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b) CERTIFICATIONS REQUIRED BY ITEM 10(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BDI INVESTMENT CORPORATION

By: /s/ Arthur Brody
   -----------------------------------------
   Arthur Brody, Principal Executive Officer

Date February 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Arthur Brody
   -----------------------------------------
   Arthur Brody, Principal Executive Officer

Date February 22, 2005

By: /s/ Teresa Whorton
   -------------------------------------------
   Teresa Whorton, Principal Financial Officer

Date February 22, 2005